Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Allowance for doubtful accounts, Beginning balance	$ (154)	$ (188)	$ (304)	$ 0	$ (23)
Provisions Charged to Operating Results	152			(304)		$ (23)
Account Write-off and Recoveries	65	34	116		23
Allowance for doubtful accounts, Ending balance	$ (241)	$ (154)	$ (188)	$ (304)	$ 0	$ (23)